Unaudited Condensed Consolidated Statements of Operations and Comprehensive Income ¥ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2023 CNY (¥) ¥ / shares shares	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares		Dec. 31, 2022 USD ($) $ / shares shares		Dec. 31, 2021 CNY (¥) ¥ / shares shares		Dec. 31, 2020 CNY (¥) ¥ / shares shares
Income Statement [Abstract]
Livestreaming - consumable virtual items revenue	¥ 640,740	$ 88,362	¥ 940,768	¥ 1,886,179		$ 273,470		¥ 1,617,056		¥ 1,187,431
Livestreaming - time based virtual items revenue	11,890	1,640	14,382	27,683		4,014		32,905		29,596
Technical services and others	14,812	2,042	14,823	39,395		5,712		19,397		5,156
Total revenues	667,442	92,044	969,973	1,953,257		283,196		1,669,358		1,222,183
Cost of revenues	(576,913)	(79,560)	(762,345)	(1,670,068)		(242,137)		(1,364,902)		(959,939)
Gross profit	90,529	12,484	207,628	283,189		41,059		304,456		262,244
Operating expenses
Sales and marketing expenses	(466)	(64)	(1,036)	(2,127)		(308)		(4,807)		(10,121)
General and administrative expenses	(36,457)	(5,028)	(34,514)	(61,005)		(8,845)		(65,233)		(33,889)
Provision for doubtful accounts	(2,230)	(308)	(3,094)	(2,739)		(397)		1,592		8,253
Research and development expenses	(34,945)	(4,819)	(35,128)	(67,538)		(9,792)		(70,039)		(31,780)
Total operating expenses	(74,098)	(10,219)	(73,772)
Income from operations	16,431	2,265	133,856	149,780		21,717		165,969		194,707
Change in fair value of contingent consideration	(1,978)	(273)	10,790	13,071		1,895		(33,584)		(14,068)
Change in fair value of warrants liability	153	21	8,382	10,776		1,562		16,421		3,904
Change in fair value of investment	65,148	8,984	867	1,760		255		25,831
Investment income (loss)	(4,088)	(564)	597	25,449		3,690		(2,998)
Interest income	1,182	163	1,251	2,506		363		3,962		2,960
Interest expense	(87)	(12)	(13)
Other income, net	525	72	86	11,443		1,659		(90)		(4,702)
Foreign exchange gain (loss), net	1,421	196	(453)	(1,493)		(216)		105		703
Income before income taxes	78,707	10,852	155,363	213,292		30,925		175,616		183,504
Income tax benefits (expenses)	632	87	(4,762)	(18,067)		(2,619)		(5,604)		(7,404)
Net income	79,339	10,939	150,601	195,225		28,306		170,012		176,100
Less: net income (loss) attributable to noncontrolling interest	(2,247)	(310)	(299)	1,892		274
Net income attributable to the Company’s shareholders	81,586	11,249	150,900	193,333		28,032		170,012		176,100
Other comprehensive income:
Other comprehensive income (loss) - foreign currency translation adjustment	(498)	(69)	566	955		138		2,313		14,802
Comprehensive income	78,841	10,870	151,167	196,180		28,444		172,325		190,902
Less: comprehensive income (loss) attributable to non-controlling interests	(2,247)	(310)	(299)	1,892		274
Comprehensive income attributable to the Company’s shareholders	¥ 81,088	$ 11,180	¥ 151,466	¥ 194,288		$ 28,170		¥ 172,325		¥ 190,902
Weighted average number of shares*
Basic (in Shares)	40,447,415	40,447,415	37,122,362	39,263,147	[1]	39,263,147	[1]	30,842,183	[1]	23,287,706	[1]
Diluted (in Shares)	40,660,023	40,660,023	37,122,362	39,263,147	[1]	39,263,147	[1]	30,842,183	[1]	26,828,666	[1]
Earnings per share
Basic (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ 2.02	$ 0.28	¥ 4.06	¥ 4.92		$ 0.71		¥ 5.51		¥ 7.56
Diluted (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ 2.01	$ 0.28	¥ 4.06	¥ 4.92		$ 0.71		¥ 5.51		¥ 6.56

[1]	Ordinary shares and share data have been retroactively restated to give effect to the reverse recapitalization.